T. ROWE PRICE International Equity Index Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.0%
Common Stocks 0.0%
Tenaris (EUR)  20,724 367
Total Argentina (Cost
$355
)
367
AUSTRALIA 7.8%
Common Stocks 7.8%
Ampol  10,568 229
APA Group  51,782 387
Aristocrat Leisure  26,449 639
ASX  8,496 416
Aurizon Holdings  81,631 213
Australia & New Zealand Banking Group  134,476 2,393
BHP Group  142,513 4,991
BHP Group (GBP)  84,571 2,966
BlueScope Steel  21,922 299
Brambles  62,957 535
Cochlear  2,917 441
Coles Group  60,101 756
Commonwealth Bank of Australia  76,529 5,974
Computershare  23,846 402
CSL  21,665 4,575
Dexus  47,699 277
Endeavour Group  64,441 303
Fortescue Metals Group  75,100 1,186
Goodman Group  76,119 1,086
GPT Group  84,952 275
IDP Education  8,715 194
IGO  29,816 310
Insurance Australia Group  108,186 376
James Hardie Industries, CDI  19,535 438
Lendlease  30,547 186
Lottery Corp. (1) 97,683 326
Macquarie Group  16,513 2,203
Medibank  120,865 252
Mineral Resources  7,667 485
Mirvac Group  173,032 279
National Australia Bank  141,978 3,204
Newcrest Mining  40,169 638
Northern Star Resources  52,403 467
Orica  20,215 212
Origin Energy  77,294 410

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Pilbara Minerals (1) 108,664 370
Qantas Airways (1) 39,342 178
QBE Insurance Group  66,711 651
Ramsay Health Care  8,036 380
REA Group  2,344 210
Reece  12,848 148
Rio Tinto  16,873 1,514
Santos  141,210 721
Scentre Group  227,791 494
SEEK  14,911 258
Sonic Healthcare  19,999 448
South32  204,675 657
Stockland  104,766 293
Suncorp Group  55,994 498
Telstra Group  181,862 526
Transurban Group  138,284 1,356
Treasury Wine Estates  32,012 330
Vicinity  164,724 241
Washington H. Soul Pattinson  9,217 188
Wesfarmers  51,010 1,798
Westpac Banking  157,468 2,649
WiseTech Global  6,486 281
Woodside Energy Group  69,413 1,797
Woodside Energy Group (GBP)  15,647 405
Woolworths Group  53,965 1,379
Xero (1) 5,874 324
Total Australia (Cost
$43,183
)
56,417
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  15,090 573
OMV  6,463 324
Verbund  2,988 254
voestalpine  4,941 164
Total Austria (Cost
$1,287
)
1,315
BELGIUM 1.0%
Common Stocks 1.0%
Ageas  7,546 368
Anheuser-Busch InBev  39,066 2,358
Argenx (1) 2,461 937
D'ieteren Group  1,234 236
Elia Group  1,464 206

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Groupe Bruxelles Lambert  4,808 411
KBC Group  11,250 833
Sofina  647 154
Solvay  3,253 379
UCB  5,549 456
Umicore  9,420 356
Warehouses De Pauw  7,380 234
Total Belgium (Cost
$5,667
)
6,928
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  17,307 372
Total Chile (Cost
$183
)
372
CHINA 0.0%
Common Stocks 0.0%
Futu Holdings, ADR (USD) (1)(2) 2,700 137
Total China (Cost
$318
)
137
DENMARK 2.7%
Common Stocks 2.7%
AP Moller - Maersk, Class A  150 320
AP Moller - Maersk, Class B  246 535
Carlsberg, Class B  4,406 625
Chr Hansen Holding  4,629 342
Coloplast, Class B  5,214 629
Danske Bank  30,271 631
Demant (1) 4,792 136
DSV  8,627 1,427
Genmab (1) 2,960 1,160
Novo Nordisk, Class B  74,580 10,321
Novozymes, Class B  9,016 469
Orsted  8,389 747
Pandora  4,435 369
ROCKWOOL, Class B  351 101
Tryg  15,802 363
Vestas Wind Systems  45,420 1,329
Total Denmark (Cost
$7,903
)
19,504

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
EGYPT 0.0%
Common Stocks 0.0%
OCI (EUR)  5,823 198
Total Egypt (Cost
$205
)
198
EUROPE/FAR EAST 2.0%
Equity Mutual Funds 2.0%
iShares Core MSCI EAFE, ETF (USD)  215,860 14,478
Total Europe/Far East (Cost
$13,069
)
14,478
FINLAND 0.9%
Common Stocks 0.9%
Elisa  6,242 356
Fortum  19,697 296
Kesko, Class B  11,987 279
Kone, Class B  15,287 834
Neste  19,028 910
Nokia  185,235 878
Nokia, Ordinary Shares (2) 57,926 274
Orion, Class B  4,518 242
Sampo, Class A  22,118 1,161
Stora Enso, Class R  25,532 365
UPM-Kymmene  24,005 870
Wartsila  19,862 189
Total Finland (Cost
$6,740
)
6,654
FRANCE 11.8%
Common Stocks 11.8%
Accor (1) 7,245 235
Aeroports de Paris (1) 1,317 204
Air Liquide  23,536 3,748
Airbus  26,586 3,333
Alstom  14,072 418
Amundi  2,556 167
ArcelorMittal  23,277 722
Arkema  2,796 283
AXA  86,337 2,694
BioMerieux  1,837 187
BNP Paribas  49,883 3,426
Bollore  38,806 217

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Bouygues  10,071 332
Bureau Veritas  12,904 369
Capgemini  7,366 1,398
Carrefour  27,527 524
Cie de Saint-Gobain  22,437 1,289
Cie Generale des Etablissements Michelin  30,088 951
Covivio  2,214 152
Credit Agricole  54,280 654
Danone  28,972 1,589
Dassault Aviation  1,111 190
Dassault Systemes  29,978 1,115
Edenred  10,954 597
Eiffage  3,694 395
Electricite de France  26,221 344
Engie  81,000 1,150
EssilorLuxottica  13,080 2,400
Eurazeo  1,810 127
Eurofins Scientific  5,898 423
Euronext  4,084 331
Gecina  2,038 241
Getlink  19,310 327
Hermes International  1,424 2,665
Ipsen  1,606 169
Kering  3,368 2,101
Klepierre  9,014 229
La Francaise des Jeux SAEM  4,725 202
L'Oreal  10,863 4,485
Legrand  11,861 1,058
LVMH Moet Hennessy Louis Vuitton  12,489 10,903
Orange  88,476 936
Pernod Ricard  9,291 1,924
Publicis Groupe  10,276 725
Remy Cointreau  954 180
Renault (1) 8,525 347
Safran  15,373 2,211
Sanofi  51,166 5,010
Sartorius Stedim Biotech  1,214 423
Schneider Electric  24,401 3,958
SEB  1,161 121
Societe Generale  35,953 1,070
Sodexo  3,883 385
STMicroelectronics  30,740 1,447
Teleperformance  2,659 739
Thales  4,731 626
TotalEnergies  111,909 6,918
Ubisoft Entertainment (1) 4,163 86

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Unibail-Rodamco-Westfield (1) 4,158 269
Unibail-Rodamco-Westfield, CDI (AUD) (1) 26,273 85
Valeo  10,220 223
Veolia Environnement  29,934 888
Vinci  24,188 2,733
Vivendi  34,056 366
Wendel  1,142 121
Worldline (1) 10,463 475
Total France (Cost
$60,650
)
84,610
GERMANY 8.2%
Common Stocks 7.7%
adidas  7,763 1,250
Allianz  18,371 4,393
Aroundtown  45,637 127
BASF  41,310 2,369
Bayer  44,186 2,750
Bayerische Motoren Werke  15,578 1,587
Bechtle  3,436 145
Beiersdorf  4,470 543
Brenntag  6,781 506
Carl Zeiss Meditec  1,785 258
Commerzbank (1) 47,877 547
Continental  4,828 339
Covestro  8,568 394
Daimler Truck Holding (1) 20,059 674
Delivery Hero (1) 7,647 462
Deutsche Bank  91,657 1,223
Deutsche Boerse  8,545 1,529
Deutsche Lufthansa (1) 25,446 270
Deutsche Post  44,583 1,920
Deutsche Telekom  145,777 3,248
E.ON  99,566 1,086
Evonik Industries  9,300 207
Fresenius  18,999 551
Fresenius Medical Care  9,096 342
GEA Group  6,733 304
Hannover Rueck  2,646 537
HeidelbergCement  6,531 448
HelloFresh (1)(2) 7,252 176
Henkel  3,972 265
Infineon Technologies  58,735 2,115
Knorr-Bremse  3,217 211
LEG Immobilien  3,230 252

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Mercedes-Benz Group  36,096 2,686
Merck  5,732 1,196
MTU Aero Engines  2,345 586
Munich Re  6,301 2,276
Nemetschek  2,423 130
Puma  4,682 320
QIAGEN (1) 10,130 494
Rational  215 141
Rheinmetall  2,174 508
RWE  28,893 1,286
SAP  46,910 5,561
Scout24  3,626 211
Siemens  34,407 5,375
Siemens Energy  19,321 404
Siemens Healthineers  12,376 664
Symrise  5,889 626
Telefonica Deutschland Holding  45,691 135
Uniper (2) 4,406 14
United Internet  4,281 99
Volkswagen  1,233 216
Vonovia  32,718 924
Zalando (1) 9,773 456
55,336
Preferred Stocks 0.5%
Bayerische Motoren Werke  1,941 184
Dr Ing hc F Porsche (1) 4,996 594
Henkel  8,674 618
Porsche Automobil Holding  6,720 402
Sartorius  1,150 516
Volkswagen  8,489 1,177
3,491
Total Germany (Cost
$50,855
)
58,827
HONG KONG 2.8%
Common Stocks 2.8%
AIA Group  536,400 6,065
BOC Hong Kong Holdings  162,500 568
Brightoil Petroleum Holdings (1)(3) 109,000 —
Budweiser Brewing APAC  73,300 231
CK Asset Holdings  87,800 561
CK Hutchison Holdings  120,800 769
CK Infrastructure Holdings  28,000 156
CLP Holdings  71,900 534
ESR Cayman (2) 87,800 176

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Galaxy Entertainment Group  96,000 668
Hang Lung Properties  90,000 170
Hang Seng Bank  33,600 560
Henderson Land Development  63,773 236
HK Electric Investments & HK Electric Investments  117,500 81
HKT Trust & HKT  161,000 211
Hong Kong & China Gas  491,277 493
Hong Kong Exchanges & Clearing  54,200 2,438
Hongkong Land Holdings (USD)  51,100 250
Jardine Matheson Holdings (USD)  7,200 383
Link  95,000 760
MTR  68,000 364
New World Development  66,625 199
Power Assets Holdings  61,000 345
Sands China (1)(2) 109,200 410
Sino Land  147,800 192
SITC International Holdings  59,000 129
Sun Hung Kai Properties  65,000 922
Swire Pacific, Class A  21,000 192
Swire Properties  49,800 140
Techtronic Industries  60,500 780
WH Group  388,000 239
Wharf Real Estate Investment  73,100 418
Xinyi Glass Holdings  77,000 164
Total Hong Kong (Cost
$14,284
)
19,804
IRELAND 0.7%
Common Stocks 0.7%
AIB Group  48,096 203
Bank of Ireland Group  48,139 514
CRH  34,260 1,602
DCC (GBP)  4,328 246
Flutter Entertainment (1) 2,639 410
Flutter Entertainment (GBP) (1) 4,876 757
Kerry Group, Class A  6,985 656
Kingspan Group  6,763 436
Smurfit Kappa Group  10,800 453
Total Ireland (Cost
$4,019
)
5,277
ISRAEL 0.6%
Common Stocks 0.6%
Azrieli Group  1,807 116
Bank Hapoalim  56,266 506

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Bank Leumi Le-Israel  68,121 602
Bezeq The Israeli Telecommunication  107,845 179
Check Point Software Technologies (USD) (1) 4,700 598
CyberArk Software (USD) (1) 1,700 239
Elbit Systems  1,176 197
ICL Group  30,997 246
Israel Discount Bank, Class A  54,289 278
Mizrahi Tefahot Bank  6,936 229
Nice (1) 2,857 591
Teva Pharmaceutical Industries, ADR (USD) (1) 49,600 523
Tower Semiconductor (1) 5,600 236
ZIM Integrated Shipping Services (USD) (2) 4,000 76
Total Israel (Cost
$3,550
)
4,616
ITALY 2.3%
Common Stocks 2.3%
Amplifon  5,522 152
Assicurazioni Generali  49,959 975
CNH Industrial  46,024 814
Davide Campari-Milano  23,517 252
DiaSorin  1,072 140
Enel  365,808 2,154
Eni  111,930 1,722
Ferrari  5,669 1,417
FinecoBank Banca Fineco  26,767 480
Infrastrutture Wireless Italiane  14,307 157
Intesa Sanpaolo  751,393 1,976
Mediobanca Banca di Credito Finanziario  27,943 300
Moncler  9,008 564
Nexi (1) 26,547 234
Poste Italiane  23,169 248
Prysmian  11,297 461
Recordati Industria Chimica e Farmaceutica  4,637 203
Snam  88,499 451
Stellantis, Borsa Italiana S.P.A  57,514 904
Stellantis, Euronext Paris  41,483 652
Telecom Italia (1) 425,887 123
Terna Rete Elettrica Nazionale  61,749 489
UniCredit  93,788 1,832
Total Italy (Cost
$16,130
)
16,700

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
JAPAN 20.7%
Common Stocks 20.7%
Advantest  8,800 631
Aeon  28,700 588
AGC  8,500 313
Aisin  6,400 187
Ajinomoto  20,500 676
ANA Holdings (1) 6,700 148
Asahi Group Holdings  20,000 660
Asahi Intecc  9,200 161
Asahi Kasei  55,100 418
Astellas Pharma  82,580 1,216
Azbil  5,300 149
Bandai Namco Holdings  8,800 589
Bridgestone  25,700 959
Brother Industries  10,500 163
Canon  44,400 985
Capcom  7,800 253
Central Japan Railway  6,400 781
Chiba Bank  24,000 182
Chubu Electric Power  28,300 305
Chugai Pharmaceutical  29,800 773
Concordia Financial Group  45,700 201
CyberAgent  17,900 167
Dai Nippon Printing  9,900 234
Daifuku  4,500 248
Dai-ichi Life Holdings  44,600 1,046
Daiichi Sankyo  78,800 2,475
Daikin Industries  11,200 1,945
Daito Trust Construction  2,800 277
Daiwa House Industry  26,700 641
Daiwa House REIT Investment  97 211
Daiwa Securities Group  64,100 303
Denso  19,200 1,037
Dentsu Group  9,600 309
Disco  1,300 391
East Japan Railway  13,600 758
Eisai  11,600 718
ENEOS Holdings  134,720 482
FANUC  8,600 1,520
Fast Retailing  2,600 1,579
Fuji Electric  5,600 227
FUJIFILM Holdings  16,200 857
Fujitsu  8,800 1,253

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
GLP J-Reit  187 212
GMO Payment Gateway  1,800 167
Hakuhodo DY Holdings  9,800 106
Hamamatsu Photonics  6,200 331
Hankyu Hanshin Holdings  10,000 297
Hikari Tsushin  900 128
Hirose Electric  1,418 185
Hitachi  43,600 2,287
Hitachi Construction Machinery  4,500 106
Honda Motor  73,300 1,813
Hoshizaki  4,600 165
Hoya  16,400 1,804
Hulic  17,000 140
Ibiden  5,100 199
Idemitsu Kosan  9,252 231
Iida Group Holdings  6,100 102
Inpex  46,800 514
Isuzu Motors  25,600 324
Ito En  2,300 82
ITOCHU  53,500 1,729
Itochu Techno-Solutions  4,000 99
Japan Airlines (1) 6,100 129
Japan Exchange Group  22,600 346
Japan Metropolitan Fund Invest  307 237
Japan Post Bank (2) 18,300 163
Japan Post Holdings  108,600 953
Japan Post Insurance  9,100 162
Japan Real Estate Investment  55 236
Japan Tobacco  54,000 1,101
JFE Holdings  21,575 284
JSR  8,900 200
Kajima  19,900 244
Kakaku.com  5,600 93
Kansai Electric Power  30,900 297
Kao  21,100 853
KDDI  72,500 2,265
Keio  4,400 162
Keisei Electric Railway  5,400 158
Keyence  8,756 4,031
Kikkoman  6,400 339
Kintetsu Group Holdings  7,600 248
Kirin Holdings  36,100 556
Kobayashi Pharmaceutical  2,400 172
Kobe Bussan  6,800 196
Koei Tecmo Holdings  4,680 85
Koito Manufacturing  8,800 148

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Komatsu  41,200 1,012
Konami Holdings  4,100 202
Kose  1,400 154
Kubota  45,100 678
Kurita Water Industries  4,400 199
Kyocera  14,400 747
Kyowa Kirin  11,800 263
Lasertec  3,300 625
Lixil  12,900 223
M3  19,400 530
Makita  9,900 264
Marubeni  68,700 843
Mazda Motor  25,200 201
McDonald's Holdings Japan (2) 3,900 154
MEIJI Holdings  5,340 275
MINEBEA MITSUMI  15,900 277
MISUMI Group  12,600 317
Mitsubishi  56,800 1,902
Mitsubishi Chemical Holdings  56,800 319
Mitsubishi Electric  86,100 949
Mitsubishi Estate  51,900 667
Mitsubishi HC Capital  28,300 144
Mitsubishi Heavy Industries  14,100 553
Mitsubishi UFJ Financial Group  537,590 3,938
Mitsui  64,400 1,900
Mitsui Chemicals  8,200 193
Mitsui Fudosan  40,300 755
Mitsui OSK Lines (2) 15,000 372
Mizuho Financial Group  108,510 1,695
MonotaRO  10,700 162
MS&AD Insurance Group Holdings  20,000 641
Murata Manufacturing  25,800 1,474
NEC  10,800 390
Nexon  21,700 523
NGK Insulators  10,700 148
Nidec  19,844 1,100
Nihon M&A Center Holdings  12,700 130
Nintendo  49,600 2,151
Nippon Building Fund  69 302
NIPPON EXPRESS HOLDINGS  3,300 192
Nippon Paint Holdings  36,800 336
Nippon Prologis REIT  92 209
Nippon Sanso Holdings  7,800 127
Nippon Shinyaku  2,100 108
Nippon Steel  37,512 781
Nippon Telegraph & Telephone  54,800 1,643

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Nippon Yusen KK (2) 21,600 514
Nissan Chemical  5,700 269
Nissan Motor  101,900 366
Nisshin Seifun Group  9,655 121
Nissin Foods Holdings  2,700 211
Nitori Holdings  3,500 463
Nitto Denko  6,400 414
Nomura Holdings  134,800 538
Nomura Real Estate Holdings  5,000 110
Nomura Real Estate Master Fund  188 220
Nomura Research Institute (2) 17,581 422
NTT Data  27,700 430
Obayashi  28,800 223
Obic  3,100 497
Odakyu Electric Railway  13,100 172
Oji Holdings  34,000 141
Olympus  55,300 1,040
Omron  8,100 469
Ono Pharmaceutical  16,200 352
Open House Group  3,600 136
Oracle Corporation Japan  1,600 110
Oriental Land  8,900 1,483
ORIX  54,200 953
Osaka Gas  16,500 266
Otsuka  5,100 168
Otsuka Holdings  17,100 549
Pan Pacific International Holdings  17,600 325
Panasonic Holdings  99,295 921
Persol Holdings  7,400 162
Rakuten Group (1) 38,600 197
Recruit Holdings  64,800 2,084
Renesas Electronics (1) 55,300 569
Resona Holdings  100,600 557
Ricoh  25,600 199
Rohm  3,900 313
SBI Holdings  10,840 230
SCSK  6,900 112
Secom  9,300 554
Seiko Epson  12,400 192
Sekisui Chemical  16,700 234
Sekisui House (2) 27,000 510
Seven & i Holdings  33,852 1,598
SG Holdings  14,200 219
Sharp (2) 8,600 71
Shimadzu  10,500 323
Shimano  3,300 589

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Shimizu  23,200 130
Shin-Etsu Chemical  16,900 2,491
Shionogi  11,600 553
Shiseido  17,700 920
Shizuoka Financial Group  19,000 161
SMC  2,600 1,321
SoftBank  129,200 1,478
SoftBank Group  54,200 2,566
Sompo Holdings  13,900 598
Sony Group  56,700 5,066
Square Enix Holdings  3,700 175
Subaru  27,000 444
SUMCO  14,800 219
Sumitomo  50,700 910
Sumitomo Chemical  65,400 251
Sumitomo Electric Industries  33,400 401
Sumitomo Metal Mining  11,000 447
Sumitomo Mitsui Financial Group  58,700 2,551
Sumitomo Mitsui Trust Holdings  14,812 540
Sumitomo Realty & Development  13,700 334
Suntory Beverage & Food  6,100 206
Suzuki Motor  16,200 607
Sysmex  7,400 491
T&D Holdings  22,900 367
Taisei  8,500 293
Takeda Pharmaceutical  67,598 2,125
TDK  17,100 611
Terumo  28,600 833
TIS  10,200 294
Tobu Railway  8,400 197
Toho  5,000 185
Tokio Marine Holdings  83,400 1,747
Tokyo Electric Power Holdings (1) 67,000 251
Tokyo Electron  6,700 2,342
Tokyo Gas  17,600 369
Tokyu  23,900 307
TOPPAN  11,500 185
Toray Industries  60,900 374
Toshiba  17,400 598
Tosoh  11,100 145
TOTO  6,300 245
Toyota Industries  6,400 390
Toyota Motor  476,990 7,005
Toyota Tsusho  9,300 394
Trend Micro (1) 5,900 292
Unicharm  18,100 690

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
USS  9,300 153
Welcia Holdings  4,000 89
West Japan Railway  9,600 402
Yakult Honsha  5,600 400
Yamaha  5,900 229
Yamaha Motor  13,200 325
Yamato Holdings  12,500 219
Yaskawa Electric  10,600 414
Yokogawa Electric  10,100 177
Z Holdings  117,600 342
ZOZO  5,200 135
Total Japan (Cost
$114,481
)
149,043
NETHERLANDS 4.4%
Common Stocks 4.4%
ABN AMRO Bank, CVA  18,759 311
Adyen (1) 975 1,474
Aegon  78,574 434
AerCap Holdings (USD) (1) 6,100 386
Akzo Nobel  8,227 613
ASM International  2,055 695
ASML Holding  18,258 12,080
Coca-Cola Europacific Partners (USD)  9,000 506
EQT (SEK) (2) 13,122 296
EXOR (1) 4,760 378
Heineken  11,880 1,187
Heineken Holding  4,619 381
IMCD  2,527 401
ING Groep  173,137 2,507
JDE Peet's  4,212 126
Just Eat Takeaway.com (1) 7,676 197
Koninklijke Ahold Delhaize  47,033 1,404
Koninklijke DSM  7,751 997
Koninklijke KPN  149,110 510
Koninklijke Philips  40,685 703
NN Group  12,678 551
Prosus  37,306 3,012
Randstad  5,248 336
Universal Music Group  32,624 834
Wolters Kluwer  11,807 1,287
Total Netherlands (Cost
$21,107
)
31,606

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport (1) 54,936 302
Fisher & Paykel Healthcare  25,591 420
Mercury NZ  28,579 111
Meridian Energy  54,535 188
Spark New Zealand  82,044 277
Total New Zealand (Cost
$729
)
1,298
NORWAY 0.7%
Common Stocks 0.7%
Adevinta (1) 12,608 108
Aker BP  13,942 425
DNB Bank  41,253 771
Equinor (2) 43,342 1,321
Gjensidige Forsikring  8,514 153
Kongsberg Gruppen  3,963 158
Mowi  19,493 360
Norsk Hydro  59,641 484
Orkla  33,309 249
Salmar  2,806 130
Telenor  30,709 321
Yara International  7,266 323
Total Norway (Cost
$4,208
)
4,803
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Espirito Santo (1)(3) 127,132 —
EDP - Energias de Portugal  121,830 605
EDP Renovaveis  12,780 278
Galp Energia  22,230 304
Jeronimo Martins  12,428 270
Total Portugal (Cost
$1,489
)
1,457
SINGAPORE 1.4%
Common Stocks 1.4%
CapitaLand Ascendas Trust  147,297 324
CapitaLand Integrated Commercial Trust  238,668 391
Capitaland Investment  115,800 351
City Developments  17,100 109

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
DBS Group Holdings  81,500 2,231
Genting Singapore  257,400 195
Grab Holdings, Class A (USD) (1) 58,400 221
Jardine Cycle & Carriage  4,600 102
Keppel  63,900 369
Mapletree Logistics Trust  151,200 195
Mapletree Pan Asia Commercial Trust  105,912 147
Oversea-Chinese Banking  152,325 1,505
Sea, ADR (USD) (1) 16,300 1,051
Singapore Airlines  59,432 269
Singapore Exchange  38,600 272
Singapore Technologies Engineering  66,500 187
Singapore Telecommunications  371,350 711
United Overseas Bank  53,120 1,207
UOL Group  19,452 104
Venture  11,800 167
Wilmar International  84,300 262
Total Singapore (Cost
$9,409
)
10,370
SOUTH KOREA 0.0%
Common Stocks 0.0%
SillaJen (1) 1,907 10
Total South Korea (Cost
$213
)
10
SPAIN 2.5%
Common Stocks 2.5%
Acciona  1,110 216
Acciona Energias Renovables  3,120 127
ACS Actividades de Construccion y Servicios  12,160 360
ACS Actividades de Construccion y Servicios, Rights,
2/17/23 (1) 12,160 6
Aena (1) 3,292 495
Amadeus IT Group (1) 19,979 1,259
Banco Bilbao Vizcaya Argentaria  295,707 2,089
Banco Santander  769,021 2,688
CaixaBank  199,396 885
Cellnex Telecom  24,084 944
Enagas  11,038 198
Endesa  13,940 278
Ferrovial  21,916 647
Grifols (1) 13,229 175
Iberdrola  4,425 52
Iberdrola - Interim  271,911 3,190

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Industria de Diseno Textil  49,061 1,532
Naturgy Energy Group  8,511 241
Red Electrica  18,997 336
Repsol  64,350 1,057
Telefonica  241,225 916
Total Spain (Cost
$19,651
)
17,691
SWEDEN 3.1%
Common Stocks 3.1%
Alfa Laval  13,807 434
Assa Abloy, Class B  44,450 1,047
Atlas Copco, Class A  122,028 1,448
Atlas Copco, Class B  69,564 734
Boliden  12,302 552
Electrolux, Class B (2) 9,463 134
Embracer Group (1) 28,309 132
Epiroc, Class A  35,088 683
Epiroc, Class B  11,324 189
Essity, Class B  27,391 716
Evolution Gaming Group  8,103 911
Fastighets Balder (1) 27,982 144
Getinge, Class B  10,144 228
H & M Hennes & Mauritz, Class B  31,646 390
Hexagon, Class B  86,320 989
Holmen, Class B  3,936 162
Husqvarna, Class B  17,556 149
Industrivarden, Class A  968 26
Industrivarden, Class C (2) 11,953 315
Indutrade  11,536 256
Investment AB Latour, Class B  6,303 133
Investor, Class A  20,112 401
Investor, Class B  84,327 1,639
Kinnevik, Class B (1) 10,739 166
L E Lundbergforetagen, Class B  3,235 150
Lifco, Class B  10,338 190
Nibe Industrier, Class B  67,161 726
Nordea Bank  152,918 1,788
Sagax, Class B  8,435 210
Sandvik  50,066 1,035
Securitas, Class B  20,475 187
Skandinaviska Enskilda Banken, Class A  71,427 865
Skanska, Class B  15,087 266
SKF, Class B  16,781 297
Svenska Cellulosa, Class B  26,590 369

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Svenska Handelsbanken, Class A  64,685 675
Swedbank, Class A  40,731 783
Swedish Orphan Biovitrum (1) 9,119 203
Tele2, Class B  25,155 217
Telefonaktiebolaget LM Ericsson, Class B  129,442 751
Telia  116,663 301
Volvo, Class A  10,706 222
Volvo, Class B  66,081 1,311
Volvo Car, Class B (1) 23,573 118
Total Sweden (Cost
$19,064
)
22,642
SWITZERLAND 9.7%
Common Stocks 9.7%
ABB  72,842 2,536
Adecco Group  6,914 257
Alcon  22,475 1,696
Bachem Holding  1,493 132
Baloise Holding  2,031 334
Banque Cantonale Vaudoise  1,355 129
Barry Callebaut  157 328
BKW  950 137
Chocoladefabriken Lindt & Spruengli  55 604
Chocoladefabriken Lindt & Spruengli, Registered Shares  4 450
Cie Financiere Richemont  23,478 3,619
Clariant  9,185 157
Credit Suisse Group  162,002 558
EMS-Chemie Holding  311 232
Geberit  1,613 918
Givaudan  415 1,345
Holcim  24,932 1,491
Julius Baer Group  9,709 623
Kuehne + Nagel International  2,385 569
Logitech International  7,597 444
Lonza Group  3,349 1,910
Nestle  124,839 15,231
Novartis  97,147 8,783
Partners Group Holding  1,006 944
Roche Holding (2) 1,220 447
Roche Holding, Genusschein  31,574 9,856
Schindler Holding  1,979 422
Schindler Holding, Registered Shares  856 173
SGS  282 688
SIG Group  13,754 341
Sika  6,569 1,867

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Sonova Holding  2,381 595
Straumann Holding  4,939 647
Swatch Group  1,244 450
Swatch Group, Registered Shares  2,446 161
Swiss Life Holding  1,398 827
Swiss Prime Site  3,334 297
Swiss Re  13,566 1,420
Swisscom  1,137 672
Temenos  2,950 211
UBS Group  155,985 3,330
VAT Group  1,197 373
Zurich Insurance Group  6,767 3,346
Total Switzerland (Cost
$45,466
)
69,550
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (1)(3) 3,218 —
Total United Arab Emirates (Cost
$125
)
—
UNITED KINGDOM 14.5%
Common Stocks 14.5%
3i Group  43,774 854
abrdn  96,711 255
Admiral Group  8,635 235
Anglo American  57,151 2,465
Ashtead Group  19,786 1,303
Associated British Foods  15,635 359
AstraZeneca  69,671 9,128
Auto Trader Group  42,163 327
Aviva  126,549 714
BAE Systems  140,682 1,489
Barclays  743,143 1,708
Barratt Developments  44,867 255
Berkeley Group Holdings  4,927 252
BP  852,926 5,152
British American Tobacco  96,675 3,706
British Land  39,047 214
BT Group  309,114 476
Bunzl  14,806 544
Burberry Group  17,772 541
Coca-Cola HBC  8,915 217
Compass Group  79,118 1,890
Croda International  6,123 522

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Diageo  103,379 4,520
Entain  25,736 475
Evraz (3) 21,218 —
Experian  41,405 1,514
Glencore  439,782 2,945
GSK  182,934 3,213
Haleon (1) 225,285 903
Halma  16,662 444
Hargreaves Lansdown  15,776 174
Hikma Pharmaceuticals  7,284 154
HSBC Holdings  898,088 6,617
Imperial Brands  41,971 1,053
Informa  65,967 546
InterContinental Hotels Group  8,041 558
Intertek Group  7,083 381
J Sainsbury  74,444 241
JD Sports Fashion  117,765 237
Johnson Matthey  8,583 240
Kingfisher  92,568 319
Land Securities Group  31,239 274
Legal & General Group  268,630 845
Lloyds Banking Group  3,148,926 2,049
London Stock Exchange Group  14,802 1,355
M&G  114,102 285
Melrose Industries  191,893 338
Mondi  21,310 402
National Grid  164,616 2,093
NatWest Group  239,029 912
Next  5,835 478
Ocado Group (1) 25,763 206
Pearson  33,213 379
Persimmon  14,004 245
Phoenix Group Holdings  33,733 267
Prudential  123,654 2,054
Reckitt Benckiser Group  32,185 2,294
RELX  85,796 2,549
Rentokil Initial  110,463 670
RioTinto  50,516 3,955
Rolls-Royce Holdings (1) 371,086 485
Sage Group  44,857 431
Schroders  32,429 192
Segro  53,326 549
Severn Trent  10,984 382
Shell  329,993 9,688
Smith & Nephew  38,590 533
Smiths Group  17,366 371

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Spirax-Sarco Engineering  3,237 462
SSE  47,261 1,009
St. James's Place  23,710 359
Standard Chartered  114,864 965
Taylor Wimpey  161,721 235
Tesco  340,930 1,036
Unilever  114,479 5,827
United Utilities Group  29,926 392
Vodafone Group  1,210,108 1,396
Whitbread  8,865 334
WPP  51,784 605
Total United Kingdom (Cost
$102,411
)
104,041
UNITED STATES 0.0%
Common Stocks 0.0%
Wix.com (1) 2,400 209
209
U.S. Treasury Obligations 0.0%
U.S. Treasury Notes, 0.25%, 4/15/23  80,000 79
79
Total United States (Cost
$683
)
288
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 4.36% (4)(5) 7,250,219 7,250
7,250
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.12%, 2/16/23 (6) 575,000 574
574
Total Short-Term Investments (Cost $7,824) 7,824

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.36% (4)(5) 4,221,177 4,221
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 4,221
Total Securities Lending Collateral (Cost $4,221) 4,221
Total Investments in Securities 100.2%
(Cost $579,479) $ 721,048
Other Assets Less Liabilities (0.2)% (1,593)
Net Assets 100.0% $ 719,455
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2023.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At January 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
SEK Swedish Krona
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 95 MSCI EAFE Index contracts 3/23 10,065 $ 364
Net payments (receipts) of variation margin to date (311)
Variation margin receivable (payable) on open futures contracts $ 53

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 49++
Totals $ —# $ — $ 49+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 14,448  ¤  ¤ $ 11,471
Total $ 11,471^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $49 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,471.

T. ROWE PRICE International Equity Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Equity Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Equity Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Equity Index Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Equity Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
U.S. Treasury Obligations $ — $ 79 $ — $ 79
Common Stocks 3,946 687,009 — 690,955
Equity Mutual Funds 14,478 — — 14,478
Preferred Stocks — 3,491 — 3,491
Short-Term Investments 7,250 574 — 7,824
Securities Lending Collateral 4,221 — — 4,221
Total Securities 29,895 691,153 — 721,048
Futures Contracts* 364 — — 364
Total $ 30,259 $ 691,153 $ — $ 721,412
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F135-054Q1 01/23